Other Operational Gain (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Operational Gain [Line Items]
Other operational gain	$ 3,787	$ 3,507	$ 9,260
Hull and Machinery Claim
Other Operational Gain [Line Items]
Other operational gain	1,030	812	260
Oldendorff Gmbh & Co. KG
Other Operational Gain [Line Items]
Other operational gain			9,000
Bhatia International Ltd.
Other Operational Gain [Line Items]
Other operational gain	2,500	2,514
Korea Line Corporation
Other Operational Gain [Line Items]
Other operational gain	$ 177	$ 157